Contingencies and Commitments	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Contingencies and Commitments

In connection with the stock purchase by JVW Entertainment, Inc., the Company has entered into a Consulting Services Agreement with Joseph M. Petrella, Jr., one of the Company’s founders. The Consulting Services Agreement is for a period of five (5) years with cash payments made every two weeks totaling $75,000 per year. The agreement also calls for common stock purchase warrants to be issued in the total amount of 1,000,000 shares, exercisable for four years beginning one year after the date of the consulting agreement. The exercise amounts and prices are as follows:

200,000 shares at $0.50/share	200,000 shares at $2.00/share
200,000 shares at $0.75/share	200,000 shares at $3.00/share
200,000 shares at $1.00/share

Mr. Petrella, Jr., also entered into an Agreement Not To Compete with the Company.  No value was assigned to the non-compete agreement due to disincentives to break the non-compete, such as the Consulting Services Agreement and Mr. Petrella, Jr.'s continuing ownership interest in the Company. Effective May 8, 2012, the aforementioned Consulting Services Agreement, Agreement Not To Compete, and warrants were cancelled as further described in Subsequent Events below.

The Company entered into a Membership Units Purchase and Sale Agreement effective September 2, 2011, to acquire Vasaturo Real Estate Holdings, LLC (VREH), a corporation owned by Robert Vasaturo, Jr., for $800,000. VREH owns and leases to Bobby V's Original Westshore Pizza, LLC the real estate that on which the restaurant is located in Tampa, Florida. The closing of this transaction is subject to the extensions for the promissory notes issued to purchase the Westshore Companies and has been extended until August 31, 2012 as further described in Subsequent Events below.

The Company entered into a Stock Purchase and Sale effective September 2, 2011, to acquire Philly Westshore Franchising Enterprises, Inc. The agreement calls for the Company to issue up to 1,000,000 common stock purchase warrants to Robert Vasaturo, Jr., exercisable for one share of the Company's common stock at a price of $1.00 per share over a term of ten years from the date of issue. One hundred thousand of the common stock purchase warrants vest and become exercisable for each Bobby V's Original Westshore Pizza franchise restaurant existing on the issue date, which Philly Westshore Enterprises, Inc. repurchases within twenty-four months after the issue date, not to exceed a total of ten such restaurants. No warrants were vested as of November 30, 2011.